BUSINESS COMBINATIONS - Additional Information (Details) £ in Millions		12 Months Ended
	Jul. 17, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)		Dec. 31, 2019 USD ($)	[1]	Dec. 31, 2017 USD ($)	Nov. 30, 2020 USD ($)	Nov. 30, 2020 GBP (£)
Disclosure of detailed information about business combination [line items]
Difference between the purchase consideration and the total of net assets acquired	$ 25,190,856
Foreign currency translation adjustment		$ 230,081	$ 2,129,081	[1]	$ (308,172)
Purchase consideration								$ 4,700,000	£ 3.6
Entrepreneur Resorts Limited [Member]
Disclosure of detailed information about business combination [line items]
Contributed capital prior to business combination			13,199,436
Entrepreneur Resorts Limited [Member]
Disclosure of detailed information about business combination [line items]
Difference between the purchase consideration and the total of net assets acquired			$ 25,190,856
Voting interest acquired (in percent)	97.80%		97.80%
Loss Arising from Business Combination, Remaining Amount			$ 20,067,519
Foreign currency translation adjustment			311,994
Difference between the purchase consideration and the total of net assets acquired, net foreign currency translation adjustments			20,379,513
Purchase consideration	$ 30,997,810		30,997,810
Ordinary shares issued excluding capital contribution			17,798,374
Ordinary shares issued	$ 30,997,810		30,997,810
Entrepreneur Resorts pte ltd | Entrepreneur Resorts Limited [Member]
Disclosure of detailed information about business combination [line items]
Difference between the purchase consideration and the total of net assets acquired			$ 5,123,337				$ 5,123,337

[1]	Restatements in Note 35 to align with IFRS 3 book value method for business combination